Hartford Core Bond ETF Fees and Expenses - Hartford Core Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	YOUR EXPENSES.
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that: ●Your investment has a 5% return each year ●The Fund’s operating expenses remain the same Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2025, the Fund’s portfolio turnover rate was 47% (excluding to be announced (TBA) roll transactions) of the average value of its portfolio. If TBA roll transactions were included, the Fund’s portfolio turnover rate would have been 210% of the average value of its portfolio.
Portfolio Turnover, Rate	47.00%